UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, Texas  78701

13F File Number:  028-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron R. Stanley
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

 /s/ Aaron R. Stanley     Austin, Texas/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $38,573 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102      307    17368 SH       SOLE                    17368
ALPHA NATURAL RESOURCES INC    COM              02076X102      172    17000 SH  PUT  SOLE                    17000
ANADARKO PETE CORP             COM              032511107     2041    32379 SH       SOLE                    32379
ARCH COAL INC                  COM              039380100      359    24628 SH       SOLE                    24628
ARCH COAL INC                  COM              039380100       88    24500 SH  PUT  SOLE                    24500
BP PLC                         SPONSORED ADR    055622104     1078    29884 SH       SOLE                    29884
CARBO CERAMICS INC             COM              140781105      534     5204 SH       SOLE                     5204
CARRIZO OIL & CO INC           COM              144577103      841    39018 SH       SOLE                    39018
CONSOL ENERGY INC              COM              20854P109       49    19500 SH  PUT  SOLE                    19500
CONSOL ENERGY INC              COM              20854P109      666    19640 SH       SOLE                    19640
CVR ENERGY INC                 COM              12662P108     1940    91759 SH       SOLE                    91759
ENDEAVOUR INTL CORP            COM NEW          29259G200     1745   218706 SH       SOLE                   218706
ENERGY PARTNERS LTD            COM NEW          29270U303      610    55086 SH       SOLE                    55086
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     3149   146619 SH       SOLE                   146619
GRAN TIERRA ENERGY INC         COM              38500T101       94    19641 SH       SOLE                    19641
HALLIBURTON CO                 COM              406216101     2122    69529 SH       SOLE                    69529
HOLLYFRONTIER CORP             COM              436106108     1251    47714 SH       SOLE                    47714
KEY ENERGY SVCS INC            COM              492914106     2477   261040 SH       SOLE                   261040
MARATHON PETE CORP             COM              56585A102     1577    58271 SH       SOLE                    58271
MDU RES GROUP INC              COM              552690109      931    48494 SH       SOLE                    48494
METHANEX CORP                  COM              59151K108     1187    56936 SH       SOLE                    56936
NATIONAL OILWELL VARCO INC     COM              637071101     2496    48724 SH       SOLE                    48724
NEWFIELD EXPL CO               COM              651290108     1920    48374 SH       SOLE                    48374
OIL STS INTL INC               COM              678026105     2699    52999 SH       SOLE                    52999
PEABODY ENERGY CORP            COM              704549104     1355    40000 SH       SOLE                    40000
PEABODY ENERGY CORP            COM              704549104      183    60000 SH  PUT  SOLE                    60000
PIONEER NAT RES CO             COM              723787107     1798    27336 SH       SOLE                    27336
PLAINS EXPL& PRODTN CO         COM              726505100     1009    44446 SH       SOLE                    44446
STONE ENERGY CORP              COM              861642106      618    38100 SH       SOLE                    38100
TRANSATLANTIC PETROLEUM LTD    SHS              G89982105      768   936217 SH       SOLE                   936217
VAALCO ENERGY INC              COM NEW          91851C201     1085   223201 SH       SOLE                   223201
VENOCO INC                     COM              92275P307     1424   161622 SH       SOLE                   161622